Land Use Rights, Net - Schedule of Components of Land Use Right Balances (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Components of Land Use Right Balances [Abstract]
Land use right	¥ 9,562,194	$ 1,367,024	¥ 9,562,194
Less: accumulated amortization	(1,482,140)	(211,889)	(1,290,896)
Land use right, net	¥ 8,080,054	$ 1,155,135	¥ 8,271,298